Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Shares to be Issued [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Apr. 30, 2017	$ 185,464		$ 6,768,495	$ 6,957,843	$ (3,883)
Balance, shares at Apr. 30, 2017	18,546,446,678
Shares issued (debt settlement)	$ 2		16		18
Shares issued (debt settlement), shares	182,100
Net loss				1,410	(1,410)
Balance at Apr. 30, 2018	$ 185,466		$ 6,768,512	$ 6,959,253	$ (5,275)
Balance, shares at Apr. 30, 2018	18,546,628,778
Shares to be issued - financing		94,051			94,051
Shares to be issued - services		$ 97,500			$ 97,500
Net loss				117,737	(117,737)
Balance at Apr. 30, 2019	$ 185,466	191,551	6,768,512	7,076,990	68,539
Balance, shares at Apr. 30, 2019	18,546,628,778
Shares to be issued - services		45,000			45,000
Sales of shares	$ 2,642		23,774		26,415
Sales of shares, shares	264,150,900
Shares issued for Pettanicals deposit	$ 10,200		91,800		102,000
Shares issued for Pettanicals deposit, shares	1,020,000,000
Settle shares to be issued	$ 23,655	(236,551)	212,986
Settle shares to be issued, shares	2,365,510,000				2,365,510,000
Net loss				211,228	$ (211,228)
Balance at Oct. 31, 2019	$ 221,963		$ 7,096,981	$ 7,288,218	$ 30,726
Balance, shares at Oct. 31, 2019	22,196,289,678